Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CREDIT SUISSE TRUST
Entity Central Index Key	0000941568
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000031307
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 1
Trading Symbol	CCRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://us-fund.ubs.com/CCRSX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CCRSX
Expenses [Text Block]

What were the Portfolio costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending December 31, 2025 (the “Period”), the Portfolio outperformed the Bloomberg Commodity Index Total Return (the “Benchmark”) on a gross basis and underperformed the Benchmark on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the Period, gross of fees. The Portfolio’s commodity exposure was generally positioned further out the curve than the underlying Benchmark.

What worked:

- Curve positioning in Agriculture, Precious Metals, Livestock, and Energy contributed to returns, gross of fees. The largest individual contributors were Corn, WTI Crude Oil (NYMEX), and Gold.

What didn’t work:

- Curve positioning in Industrial Metals detracted from returns, gross of fees. Our largest individual commodity detractors came from Brent Crude Oil, Coffee (Arabica), and Live Cattle.

The Portfolio invests in swaps, notes, and futures. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio also may use derivatives for leverage. The Portfolio’s use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk, and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]

Portfolio Performance

	Class 1	Bloomberg Commodity Index Total Return	Bloomberg US Aggregate Bond Index
12/31/15	$10,000	$10,000	$10,000
12/31/16	$11,202	$11,177	$10,265
12/31/17	$11,372	$11,367	$10,628
12/31/18	$10,046	$10,089	$10,630
12/31/19	$10,719	$10,865	$11,556
12/31/20	$10,560	$10,525	$12,424
12/31/21	$13,506	$13,379	$12,232
12/31/22	$15,671	$15,532	$10,641
12/31/23	$14,243	$14,303	$11,229
12/31/24	$14,939	$15,072	$11,369
12/31/25	$17,223	$17,450	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class 1	15.36%	10.28%	5.59%
Bloomberg Commodity Index Total Return	15.77%	10.64%	5.73%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or a redemption of Portfolio shares.

In addition, the Portfolio will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or a redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In addition, the Portfolio will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 684,784,666
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 3,592,064
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$684,784,666
# of Portfolio Holdings	86
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$3,592,064

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	63.0%
United States Agency Obligations	25.8
Commodity Indexed Structured Notes	9.1
Short-Term Investments	2.1

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.847%, due 01/31/26	10.7%
U.S. Treasury Floating Rate Notes, 3.761%, due 07/31/27	6.9
U.S. Treasury Floating Rate Notes, 3.752%, due 04/30/26	4.9
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	4.8
U.S. Treasury Floating Rate Notes, 3.792%, due 10/31/27	4.8
U.S. Treasury Floating Rate Notes, 3.762%, due 04/30/27	4.7
U.S. Treasury Floating Rate Notes, 3.807%, due 10/31/26	4.6
U.S. Treasury Floating Rate Notes, 3.700%, due 01/31/27	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.710%, due 12/29/26	4.2
U.S. Treasury Floating Rate Notes, 3.784%, due 07/31/26	3.5

Material Fund Change [Text Block]

Material Portfolio Changes

The below is a summary of certain changes that occurred since the Portfolio's prior fiscal year ended December 31, 2024.

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Portfolio’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Portfolio (the "Board") unanimously approved (i) a new investment management agreement between the Portfolio and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Portfolio to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Portfolio’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Portfolio to approve the Proposals. All Proposals were approved by the shareholders of the Portfolio at the Special Meeting. The Transaction is expected to close with respect to the Portfolio during the first quarter of 2026, subject to regulatory approvals and other customary closing conditions.

Material Fund Change Adviser [Text Block]

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Portfolio’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Portfolio (the "Board") unanimously approved (i) a new investment management agreement between the Portfolio and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Portfolio to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Portfolio’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Portfolio to approve the Proposals. All Proposals were approved by the shareholders of the Portfolio at the Special Meeting. The Transaction is expected to close with respect to the Portfolio during the first quarter of 2026, subject to regulatory approvals and other customary closing conditions.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Portfolio's prior fiscal year ended December 31, 2024.
Updated Prospectus Phone Number	877-870-2874
C000218423
Shareholder Report [Line Items]
Fund Name	Credit Suisse Trust - Commodity Return Strategy Portfolio
Class Name	Class 2
Trading Symbol	CCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://us-fund.ubs.com/CCRRX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CCRRX
Expenses [Text Block]

What were the Portfolio costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending December 31, 2025 (the “Period”), the Portfolio outperformed the Bloomberg Commodity Index Total Return (the “Benchmark”) on a gross basis and underperformed the Benchmark on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the Period, gross of fees. The Portfolio’s commodity exposure was generally positioned further out the curve than the underlying Benchmark.

What worked:

- Curve positioning in Agriculture, Precious Metals, Livestock, and Energy contributed to returns, gross of fees. The largest individual contributors were Corn, WTI Crude Oil (NYMEX), and Gold.

What didn’t work:

- Curve positioning in Industrial Metals detracted from returns, gross of fees. Our largest individual commodity detractors came from Brent Crude Oil, Coffee (Arabica), and Live Cattle.

The Portfolio invests in swaps, notes, and futures. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio also may use derivatives for leverage. The Portfolio’s use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk, and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]

Portfolio Performance

	Class 2	Bloomberg Commodity Index Total Return	Bloomberg US Aggregate Bond Index
5/1/20	$10,000	$10,000	$10,000
12/31/20	$12,852	$12,867	$10,240
12/31/21	$16,510	$16,356	$10,083
12/31/22	$19,208	$18,988	$8,771
12/31/23	$17,499	$17,485	$9,256
12/31/24	$18,406	$18,426	$9,371
12/31/25	$21,280	$21,333	$10,056

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 5/1/20
Class 2	15.68%	10.61%	14.25%
Bloomberg Commodity Index Total Return	15.77%	10.64%	14.29%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.10%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or a redemption of Portfolio shares.

In addition, the Portfolio will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or a redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In addition, the Portfolio will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 684,784,666
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 3,592,064
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$684,784,666
# of Portfolio Holdings	86
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$3,592,064

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	63.0%
United States Agency Obligations	25.8
Commodity Indexed Structured Notes	9.1
Short-Term Investments	2.1

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.847%, due 01/31/26	10.7%
U.S. Treasury Floating Rate Notes, 3.761%, due 07/31/27	6.9
U.S. Treasury Floating Rate Notes, 3.752%, due 04/30/26	4.9
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	4.8
U.S. Treasury Floating Rate Notes, 3.792%, due 10/31/27	4.8
U.S. Treasury Floating Rate Notes, 3.762%, due 04/30/27	4.7
U.S. Treasury Floating Rate Notes, 3.807%, due 10/31/26	4.6
U.S. Treasury Floating Rate Notes, 3.700%, due 01/31/27	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.710%, due 12/29/26	4.2
U.S. Treasury Floating Rate Notes, 3.784%, due 07/31/26	3.5

Material Fund Change [Text Block]

Material Portfolio Changes

The below is a summary of certain changes that occurred since the Portfolio's prior fiscal year ended December 31, 2024.

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Portfolio’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Portfolio (the "Board") unanimously approved (i) a new investment management agreement between the Portfolio and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Portfolio to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Portfolio’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Portfolio to approve the Proposals. All Proposals were approved by the shareholders of the Portfolio at the Special Meeting. The Transaction is expected to close with respect to the Portfolio during the first quarter of 2026, subject to regulatory approvals and other customary closing conditions.

Material Fund Change Adviser [Text Block]

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Portfolio’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Portfolio (the "Board") unanimously approved (i) a new investment management agreement between the Portfolio and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Portfolio to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Portfolio’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Portfolio to approve the Proposals. All Proposals were approved by the shareholders of the Portfolio at the Special Meeting. The Transaction is expected to close with respect to the Portfolio during the first quarter of 2026, subject to regulatory approvals and other customary closing conditions.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Portfolio's prior fiscal year ended December 31, 2024.
Updated Prospectus Phone Number	877-870-2874